Quarterly Report
April 30, 2021
MFS®  High Yield Pooled Portfolio
HYP-Q1

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.2%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$4,870,000	$4,860,869
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	3,150,000	3,197,250
Moog, Inc., 4.25%, 12/15/2027 (n)	4,630,000	4,757,325
TransDigm, Inc., 6.25%, 3/15/2026 (n)	3,472,000	3,675,980
TransDigm, Inc., 6.375%, 6/15/2026	2,775,000	2,877,328
TransDigm, Inc., 5.5%, 11/15/2027	2,405,000	2,502,643
TransDigm, Inc., 4.625%, 1/15/2029 (n)	2,496,000	2,459,833
		$24,331,228
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$2,240,000	$2,352,000
Automotive – 2.2%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$3,725,000	$3,822,781
Adient U.S. LLC, 7%, 5/15/2026 (n)	2,000	2,145
Dana, Inc., 5.5%, 12/15/2024	450,000	459,180
Dana, Inc., 5.375%, 11/15/2027	2,121,000	2,257,741
Dana, Inc., 5.625%, 6/15/2028	916,000	986,990
Dana, Inc., 4.25%, 9/01/2030	1,330,000	1,343,300
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	4,065,000	4,273,331
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	1,320,000	1,338,401
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	3,940,000	4,255,200
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	1,495,000	1,648,238
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,600,000	1,655,264
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	1,715,000	1,717,332
		$23,759,903
Broadcasting – 2.8%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$2,605,000	$2,754,788
iHeartCommunications, Inc., 8.375%, 5/01/2027	2,795,000	2,999,035
Netflix, Inc., 5.875%, 2/15/2025	4,690,000	5,422,812
Netflix, Inc., 3.625%, 6/15/2025 (n)	2,175,000	2,338,821
Netflix, Inc., 5.875%, 11/15/2028	1,700,000	2,068,433
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	1,100,000	1,120,625
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	3,630,000	3,834,187
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	2,730,000	2,872,561
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	6,854,000	6,939,675
		$30,350,937
Brokerage & Asset Managers – 0.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$1,365,000	$1,398,715
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	5,730,000	5,973,525
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,976,000	1,976,000
		$9,348,240
Building – 4.1%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$3,345,000	$3,451,371
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	4,210,000	4,273,150
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	1,130,000	1,151,187
Core & Main LP, 6.125%, 8/15/2025 (n)	1,640,000	1,678,769
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	1,880,000	1,949,767
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,445,000	2,448,570
Interface, Inc., 5.5%, 12/01/2028 (n)	2,965,000	3,083,600
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	1,940,000	1,988,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	3,759,000	3,871,770
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	1,713,000	1,909,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	$2,095,000	$2,040,006
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,305,000	3,585,925
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	2,505,000	2,639,644
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	2,405,000	2,548,915
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,418,000	3,426,545
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	830,000	777,980
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	1,855,000	1,968,619
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)	1,260,000	1,307,250
		$44,101,563
Business Services – 1.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$3,120,000	$3,198,000
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	1,565,000	1,588,475
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,460,000	1,531,540
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	1,311,000	1,361,801
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,785,000	2,896,400
Switch, Ltd., 3.75%, 9/15/2028 (n)	3,819,000	3,799,905
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,430,000	2,587,975
		$16,964,096
Cable TV – 7.9%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$3,760,000	$3,760,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,801,000	3,934,035
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	5,170,000	5,336,422
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	8,425,000	8,793,594
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	2,945,000	2,996,214
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	2,110,000	2,169,924
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,145,000	9,589,164
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,990,000	5,304,994
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	1,170,000	1,164,150
DISH DBS Corp., 5.875%, 11/15/2024	3,545,000	3,835,194
DISH DBS Corp., 7.75%, 7/01/2026	3,050,000	3,515,125
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	2,115,000	1,294,137
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	1,635,000	1,019,259
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	3,245,000	3,488,375
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	954,124
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	3,510,000	3,602,137
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	6,460,000	6,980,837
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	5,506,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	780,000	858,234
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,445,000	6,807,531
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,100,000	5,223,420
		$86,133,670
Chemicals – 1.8%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$1,519,000	$1,591,153
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	1,220,000	1,185,511
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,978,000	2,989,167
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,904,000	3,894,240
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,795,000	2,843,912
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,912,000	3,896,665
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	3,005,000	3,193,113
		$19,593,761
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$5,040,000	$5,216,400
PTC, Inc., 3.625%, 2/15/2025 (n)	2,460,000	2,523,837
PTC, Inc., 4%, 2/15/2028 (n)	2,390,000	2,453,263
		$10,193,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.5%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$1,655,000	$1,584,662
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	5,606,000	6,222,660
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	1,080,658
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,790,000	5,088,776
Twilio, Inc., 3.625%, 3/15/2029	2,340,000	2,384,694
		$16,361,450
Conglomerates – 4.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,195,000	$4,446,700
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	4,865,000	5,019,707
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	938,000	954,415
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,109,000	5,249,497
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	2,599,000	2,754,940
EnerSys, 5%, 4/30/2023 (n)	3,975,000	4,158,844
EnerSys, 4.375%, 12/15/2027 (n)	1,495,000	1,566,013
Gates Global LLC, 6.25%, 1/15/2026 (n)	3,420,000	3,580,603
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,330,000	2,615,425
Griffon Corp., 5.75%, 3/01/2028	3,557,000	3,797,097
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	3,335,000	3,585,125
TriMas Corp., 4.125%, 4/15/2029 (n)	7,348,000	7,329,557
		$45,057,923
Construction – 1.9%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,250,000	$2,407,500
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,260,000	1,319,850
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,820,000	2,848,200
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,310,000	3,367,925
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,675,000	1,844,945
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,470,000	1,644,563
Toll Brothers Finance Corp., 4.35%, 2/15/2028	2,970,000	3,267,000
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	3,961,000	4,089,732
		$20,789,715
Consumer Products – 1.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$2,505,000	$2,520,631
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	2,655,000	2,635,087
Mattel, Inc., 6.75%, 12/31/2025 (n)	618,000	649,209
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,640,000	2,732,981
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,485,000	1,631,644
Mattel, Inc., 5.45%, 11/01/2041	525,000	598,663
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,780,000	2,912,050
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,465,000	1,406,297
		$15,086,562
Consumer Services – 3.1%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$978,188
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,365,000	2,595,587
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,536,000	3,513,900
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,425,000	2,485,625
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,055,000	2,178,978
Garda World Security Corp., 4.625%, 2/15/2027 (n)	930,000	930,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,971,000	1,919,399
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,322,000	2,560,005
Match Group, Inc., 5%, 12/15/2027 (n)	2,770,000	2,915,425
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,875,000	4,000,937
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	1,033,863
Realogy Group LLC, 9.375%, 4/01/2027 (n)	3,380,000	3,777,150
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,125,000	1,167,188
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	2,489,000	2,429,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	$1,495,000	$1,552,931
		$34,039,062
Containers – 3.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,965,000	$2,055,881
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	1,611,000	1,602,945
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,100,000	4,190,552
Berry Global, Inc., 5.625%, 7/15/2027 (n)	1,435,000	1,528,275
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	3,033,205
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,670,000	5,020,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,755,000	1,821,690
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,330,000	2,367,863
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	450,000	470,813
Greif, Inc., 6.5%, 3/01/2027 (n)	2,825,000	2,987,254
Reynolds Group, 4%, 10/15/2027 (n)	3,550,000	3,510,062
Silgan Holdings, Inc., 4.75%, 3/15/2025	3,250,000	3,300,148
Silgan Holdings, Inc., 4.125%, 2/01/2028	2,479,000	2,565,145
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,150,000	3,370,500
		$37,824,583
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$1,589,000	$1,616,807
CommScope Technologies LLC, 5%, 3/15/2027 (n)	3,620,000	3,586,289
		$5,203,096
Electronics – 2.3%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$865,000	$883,381
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	1,686,000	1,877,783
Entegris, Inc., 4.625%, 2/10/2026 (n)	3,845,000	3,978,383
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,235,219
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,607,000	3,661,105
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,330,000	2,597,950
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,620,000	5,128,200
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,985,000	2,075,327
Synaptics, Inc., 4%, 6/15/2029 (n)	3,045,000	3,046,522
		$24,483,870
Energy - Independent – 3.7%
Apache Corp., 4.375%, 10/15/2028	$3,210,000	$3,274,104
Apache Corp., 4.75%, 4/15/2043	1,715,000	1,702,995
CNX Resources Corp., 6%, 1/15/2029 (n)	2,100,000	2,241,330
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,715,000	1,680,220
EQT Corp., 5%, 1/15/2029	2,180,000	2,381,040
Laredo Petroleum, Inc., 10.125%, 1/15/2028	1,770,000	1,822,976
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,734,000	3,033,756
Murphy Oil Corp., 6.875%, 8/15/2024	1,750,000	1,789,375
Murphy Oil Corp., 5.875%, 12/01/2027	1,445,000	1,452,225
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,370,000	2,589,225
Occidental Petroleum Corp., 5.5%, 12/01/2025	2,000,000	2,150,000
Occidental Petroleum Corp., 6.45%, 9/15/2036	1,600,000	1,818,000
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,050,000	3,362,625
Ovintiv, Inc., 6.5%, 8/15/2034	1,945,000	2,481,124
Range Resources Corp., 9.25%, 2/01/2026	1,125,000	1,235,340
Range Resources Corp., 8.25%, 1/15/2029 (n)	1,715,000	1,860,380
Southwestern Energy Co., 6.45%, 1/23/2025	1,372,400	1,482,192
Southwestern Energy Co., 7.5%, 4/01/2026	2,633,900	2,785,876
Southwestern Energy Co., 7.75%, 10/01/2027	745,000	800,823
		$39,943,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 2.8%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	$3,685,000	$3,786,338
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	1,285,000	1,407,075
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,435,000	2,567,415
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	2,445,000	2,872,875
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	870,000	911,429
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	1,585,000	1,631,361
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,695,000	3,842,800
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	1,255,000	1,266,367
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,060,000	1,017,494
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	1,502,000	1,767,028
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,370,000	1,431,650
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	1,485,000	1,704,780
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,585,000	2,710,890
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,775,000	2,792,344
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	1,005,000	1,085,772
		$30,795,618
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,920,000	$1,555,200
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	1,785,000	1,918,980
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,874,000	1,984,302
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	3,660,000	3,774,375
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	2,410,000	2,512,425
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	7,301,980	7,301,980
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,720,000	2,842,400
OneMain Finance Corp., 6.875%, 3/15/2025	2,085,000	2,369,081
OneMain Finance Corp., 8.875%, 6/01/2025	1,413,000	1,563,131
OneMain Finance Corp., 7.125%, 3/15/2026	1,610,000	1,881,688
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,810,000	3,081,887
		$30,785,449
Food & Beverages – 3.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,485,000	$4,770,919
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	5,780,000	6,386,322
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,280,000	1,408,013
Kraft Heinz Foods Co., 4.375%, 6/01/2046	5,075,000	5,438,894
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	5,035,000	5,223,812
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	587,000	647,168
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,225,000	3,398,634
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,405,000	2,534,269
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,405,000	2,429,050
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,445,000	2,439,645
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,800,000	3,833,250
		$38,509,976
Gaming & Lodging – 5.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,920,000	$1,968,173
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	2,850,000	2,873,192
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,675,000	2,795,375
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	2,375,000	2,465,404
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,006,000	2,111,857
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	2,691,000	2,990,185
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	3,177,000	3,184,943
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,527,000	3,468,522
International Game Technology PLC, 4.125%, 4/15/2026 (n)	3,490,000	3,596,131
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,670,000	1,753,500
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	1,080,809
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,050,000	3,244,849
MGM Growth Properties LLC, 5.75%, 2/01/2027	1,460,000	1,628,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	$2,152,000	$2,178,749
MGM Resorts International, 6.75%, 5/01/2025	2,985,000	3,201,412
MGM Resorts International, 5.5%, 4/15/2027	2,190,000	2,389,838
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,910,000	2,058,025
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,950,000	2,096,250
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	3,300,000	3,403,125
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,815,000	2,837,604
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,988,000	2,052,014
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,207,625
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,854,000	3,003,835
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,310,000	1,354,121
		$59,943,898
Industrial – 0.7%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$4,258,000	$4,215,420
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,711,000	3,785,851
		$8,001,271
Insurance - Property & Casualty – 1.0%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$700,000	$719,250
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	4,375,000	4,593,750
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,200,000	1,224,000
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	835,000	846,465
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	1,945,000	1,974,564
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,150,000	1,224,750
		$10,582,779
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$2,729,000	$2,896,151
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$3,095,000	$3,516,694
Medical & Health Technology & Services – 6.3%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$2,675,000	$2,660,047
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	4,280,000	4,483,300
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,685,000	1,781,888
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	4,325,000	4,400,688
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	4,690,000	4,942,087
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	511,500
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	2,318,625
DaVita, Inc., 3.75%, 2/15/2031 (n)	1,953,000	1,855,350
Encompass Health Corp., 5.75%, 9/15/2025	1,940,000	2,005,475
Encompass Health Corp., 4.625%, 4/01/2031	1,930,000	2,045,800
HCA, Inc., 5.375%, 2/01/2025	4,150,000	4,624,884
HCA, Inc., 5.875%, 2/15/2026	4,595,000	5,278,506
HCA, Inc., 5.625%, 9/01/2028	680,000	793,050
HCA, Inc., 5.875%, 2/01/2029	1,145,000	1,351,100
HCA, Inc., 3.5%, 9/01/2030	4,335,000	4,455,729
HealthSouth Corp., 5.125%, 3/15/2023	1,749,000	1,751,186
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,990,000	2,064,625
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,182,244
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	5,740,000	6,005,475
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	995,000	995,000
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,005,000	1,005,201
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,665,000	3,958,200
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,631,000	4,526,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	$1,740,000	$1,816,560
		$68,813,323
Medical Equipment – 1.0%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,055,000	$4,196,925
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,712,084
Teleflex, Inc., 4.625%, 11/15/2027	4,300,000	4,572,964
		$10,481,973
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,620,000	$3,848,675
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	2,010,000	2,170,800
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	2,505,000	2,429,124
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,885,000	3,108,587
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,097,250
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,968,000	2,159,880
Freeport-McMoRan, Inc., 5%, 9/01/2027	3,200,000	3,395,616
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,640,000	1,748,650
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,455,000	2,718,913
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,455,000	2,524,084
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,145,000	3,199,094
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	4,260,000	4,377,150
Novelis Corp., 5.875%, 9/30/2026 (n)	4,495,000	4,689,139
Novelis Corp., 4.75%, 1/30/2030 (n)	1,075,000	1,118,000
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	307,000	299,325
		$38,884,287
Midstream – 3.8%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,339,000	$1,397,581
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	2,965,000	3,016,887
EnLink Midstream Partners LP, 4.85%, 7/15/2026	1,925,000	1,944,250
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	2,125,000	2,196,719
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	1,000,730
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	499,000	551,013
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,125,000	6,505,975
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,493,713
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	700,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,547,200	2,494,346
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	285,000	293,613
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	3,740,000	3,856,875
NuStar Logistics, LP, 5.75%, 10/01/2025	2,397,000	2,579,771
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,495,000	1,552,064
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,360,000	4,894,100
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	1,740,000	1,815,620
Western Midstream Operating LP, 5.3%, 2/01/2030	1,790,000	1,953,338
Western Midstream Operation LP, 4.65%, 7/01/2026	2,220,000	2,376,787
Western Midstream Operation LP, 5.5%, 8/15/2048	910,000	928,200
		$41,551,582
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,120,000	$1,148,000
Network & Telecom – 0.4%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$1,395,000	$1,478,700
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	2,935,000	3,019,381
		$4,498,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.1%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	$690,000	$555,450
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	950,000	994,926
		$1,550,376
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$2,240,000	$1,909,600
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,960,000	1,478,987
		$3,388,587
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$3,450,000	$3,553,500
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,810,600
		$5,364,100
Pharmaceuticals – 3.1%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$7,530,000	$7,688,356
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	5,865,000	5,952,975
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,810,000	1,812,787
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,089,000	1,053,608
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	3,112,000	2,917,500
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	1,735,000	1,717,650
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	2,937,000	3,202,798
Jazz Securities Designated Activity Co., 4.375%, 1/15/2029 (n)	3,590,000	3,670,775
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,461,000	2,521,270
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,171,000	1,215,030
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	1,865,000	1,962,912
		$33,715,661
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$800,000	$814,000
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	1,039,000	1,137,705
GFL Environmental, Inc., 4%, 8/01/2028 (n)	1,680,000	1,607,659
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	1,885,000	1,814,784
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,180,000	3,172,050
		$8,546,198
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,675,000	$2,782,000
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,720,000	1,788,800
		$4,570,800
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$3,752,163
News Corp., 3.875%, 5/15/2029 (n)	2,385,000	2,432,008
		$6,184,171
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,067,000	$3,266,355
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$2,790,000	$2,960,887
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)	1,770,000	1,751,734
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	2,819,000	2,901,089
		$7,613,710
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$5,770,000	$6,325,362
L Brands, Inc., 6.625%, 10/01/2030 (n)	1,350,000	1,555,821
		$7,881,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$2,996,000	$3,130,730
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$3,539,000	$3,534,576
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	1,220,000	1,235,250
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	1,910,000	1,962,525
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	1,035,000	1,067,344
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	1,275,000	1,381,424
		$9,181,119
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$490,000	$505,313
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	3,940,000	4,097,600
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,425,000	2,328,000
		$6,930,913
Telecommunications - Wireless – 4.6%
Altice France S.A., 7.375%, 5/01/2026 (n)	$2,444,000	$2,533,939
Altice France S.A., 8.125%, 2/01/2027 (n)	3,450,000	3,782,063
Altice France S.A., 5.5%, 1/15/2028 (n)	730,000	752,046
Altice France S.A., 6%, 2/15/2028 (n)	3,180,000	3,155,514
Altice France S.A., 5.125%, 7/15/2029 (n)	3,740,000	3,744,675
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,910,000	1,995,950
SBA Communications Corp., 4.875%, 9/01/2024	2,395,000	2,451,881
SBA Communications Corp., 3.875%, 2/15/2027	2,923,000	2,989,279
SBA Communications Corp., 3.125%, 2/01/2029 (n)	3,530,000	3,381,642
Sprint Capital Corp., 6.875%, 11/15/2028	4,685,000	5,903,227
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,743,854
Sprint Corp., 7.625%, 3/01/2026	5,780,000	7,087,725
T-Mobile USA, Inc., 2.25%, 2/15/2026	1,960,000	1,972,407
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,510,000	4,774,962
T-Mobile USA, Inc., 2.625%, 2/15/2029	3,589,000	3,496,135
		$49,765,299
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,650,000	$1,749,866
Vector Group Ltd., 5.75%, 2/01/2029 (n)	1,925,000	1,937,359
		$3,687,225
Utilities - Electric Power – 2.2%
Calpine Corp., 4.5%, 2/15/2028 (n)	$2,200,000	$2,223,540
Calpine Corp., 5.125%, 3/15/2028 (n)	2,515,000	2,556,045
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,664,953
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	4,790,000	4,721,455
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	488,000	515,450
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,770,000	1,910,750
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,442,000	2,588,520
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,805,000	1,850,125
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,925,000	4,209,563
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,125,000	1,171,406
		$23,411,807
Total Bonds		$1,034,516,081
Common Stocks – 1.8%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$517,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$932,316
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd.	8,089,683	$173,505
Special Products & Services – 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	198,200	$17,330,608
Total Common Stocks		$18,953,862
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.897%, 9/18/2026	$683,295	$679,772
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.615%, 4/15/2027	$782,100	$776,933
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.952%, 6/01/2024	$649,732	$645,440
Element Solutions, Inc., Term Loan B1, 2.113%, 1/31/2026	780,120	776,024
		$1,421,464
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.863%, 4/16/2025	$779,691	$770,161
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.863%, 11/27/2025	$678,857	$676,697
Total Floating Rate Loans		$4,325,027
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,020	$20
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,020	20
Total Warrants				$40

Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	23,763,625	$23,763,625

Other Assets, Less Liabilities – 0.4%		4,869,792
Net Assets – 100.0%		$1,086,428,427
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,763,625 and $1,057,795,010, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $812,142,081, representing 74.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,330,608	$40	$932,316	$18,262,964
Mexico	—	517,433	—	517,433
United Kingdom	173,505	—	—	173,505
Municipal Bonds	—	1,148,000	—	1,148,000
U.S. Corporate Bonds	—	899,500,511	—	899,500,511
Foreign Bonds	—	133,867,570	—	133,867,570
Floating Rate Loans	—	4,325,027	—	4,325,027
Mutual Funds	23,763,625	—	—	23,763,625
Total	$41,267,738	$1,039,358,581	$932,316	$1,081,558,635
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$932,316
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/21	$932,316
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2021 is $0. At April 30, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,504,549	$235,155,091	$217,896,015	$—	$—	$23,763,625
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,233	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.